Exhibit 99.1

World Omni Auto Receivables Trust 2012-B

Monthly Servicer Certificate

December 31, 2015

Dates Covered
Collections Period	12/01/15 - 12/31/15
Interest Accrual Period	12/15/15 - 01/14/16
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/15	126,579,265.58	13,064
Yield Supplement Overcollateralization Amount at 11/30/15	1,035,425.72	0
Receivables Balance at 11/30/15	127,614,691.30	13,064
Principal Payments	7,115,412.54	219
Defaulted Receivables	282,203.67	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/15	920,702.06	0
Pool Balance at 12/31/15	119,296,373.03	12,823

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	16.83%

Prepayment ABS Speed	1.18%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.65%
Weighted Average APR, Yield Adjusted	4.58%
Weighted Average Remaining Term	27.29

Delinquent Receivables:
Past Due 31-60 days	2,531,132.15	192
Past Due 61-90 days	788,273.83	60
Past Due 91 - 120 days	180,075.65	14
Past Due 121 + days	0.00	0
Total	3,499,481.63	266

Total 31+ Delinquent as % Ending Pool Balance	2.93%

Recoveries	141,606.50

Aggregate Net Losses/(Gains) - December 2015	140,597.17

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized)
Current Net Loss Ratio	1.32%
Prior Period Net Loss Ratio	0.17%
Second Prior Period Net Loss Ratio	1.36%
Third Prior Period Net Loss Ratio	0.48%
Four Month Average	0.83%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.27%

Flow of Funds	$ Amount

Collections	7,669,367.27
Advances	(316.72)
Investment Earnings on Cash Accounts	1,138.26
Servicing Fee	(106,345.58)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	7,563,843.23

Distributions of Available Funds
(1) Class A Interest	71,037.87
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	286,911.10
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	197,244.04
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	7,563,843.23

Servicing Fee	106,345.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 12/15/15	119,583,284.13
Principal Paid	7,282,892.55
Note Balance @ 01/15/16	112,300,391.58

Class A-1
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-2
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-3
Note Balance @ 12/15/15	0.00
Principal Paid	0.00
Note Balance @ 01/15/16	0.00
Note Factor @ 01/15/16	0.0000000%

Class A-4
Note Balance @ 12/15/15	105,241,284.13
Principal Paid	7,282,892.55
Note Balance @ 01/15/16	97,958,391.58
Note Factor @ 01/15/16	91.1113720%

Class B
Note Balance @ 12/15/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 01/15/16	14,342,000.00
Note Factor @ 01/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	83,706.64
Total Principal Paid	7,282,892.55
Total Paid	7,366,599.19

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.81000%
Interest Paid	71,037.87
Principal Paid	7,282,892.55
Total Paid to A-4 Holders	7,353,930.42

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1224037
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.6497302
Total Distribution Amount	10.7721339

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.6607252
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	67.7383858
Total A-4 Distribution Amount	68.3991110

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	39.40
Noteholders' Principal Distributable Amount	960.60

Account Balances	$ Amount

Advances
Balance as of 11/30/15	30,851.96
Balance as of 12/31/15	30,535.24
Change	(316.72)

Reserve Account
Balance as of 12/15/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 01/15/16	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36